Sprott Gold Miners ETF

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Gold Mining (99.42%)
Agnico Eagle Mines, Ltd.	212,500	$13,003,455
Alamos Gold, Inc., Class A	1,414,583	11,881,072
AngloGold Ashanti, Ltd., Sponsored ADR	51,731	1,225,507
B2Gold Corp.	2,828,588	12,987,318
Barrick Gold Corp.	1,568,302	38,462,696
Centerra Gold, Inc.	1,151,509	11,320,278
Coeur Mining, Inc.(a)	181,139	806,069
Dundee Precious Metals, Inc.	1,393,557	8,315,750
Eldorado Gold Corp.(a)	894,054	10,012,203
Endeavour Mining PLC(b)	461,563	11,449,081
Equinox Gold Corp.(a)(b)	168,346	1,389,698
Franco-Nevada Corp.	182,090	28,976,511
Gold Fields, Ltd., Sponsored ADR(b)	152,528	2,358,083
Harmony Gold Mining Co., Ltd., Sponsored ADR	2,494,573	12,547,702
IAMGOLD Corp.(a)	355,042	1,232,558
K92 Mining, Inc.(a)	180,624	1,320,564
Kinross Gold Corp.	198,242	1,163,937
New Gold, Inc.(a)	571,316	1,037,385
Newmont Corp.	478,003	37,977,338
Novagold Resources, Inc.(a)	159,365	1,227,601
OceanaGold Corp.(a)	496,842	1,100,870
Osisko Gold Royalties, Ltd.	91,332	1,204,707
Osisko Mining, Inc.(a)	246,389	786,379
Royal Gold, Inc.	102,899	14,537,571
Sandstorm Gold, Ltd.	1,333,708	10,753,731
Seabridge Gold, Inc.(a)	66,862	1,239,205
SSR Mining, Inc.(b)	62,350	1,355,576
Torex Gold Resources, Inc.(a)	736,188	9,245,412
Wesdome Gold Mines, Ltd.(a)	857,680	10,764,308
Wheaton Precious Metals Corp.	474,763	22,577,019
Yamana Gold, Inc.	2,458,597	13,727,158
Total Gold Mining		295,986,742

Silver Mining (0.48%)
Hecla Mining Co.	216,010	1,419,185

TOTAL COMMON STOCKS
(Cost $230,514,943)		297,405,927

RIGHTS (0.00%)(c)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.00(d)	696,682	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.80%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class
(Cost $66,533)	0.04%	66,533	$66,533

Investments Purchased with Collateral from Securities Loaned (3.78%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%
(Cost $11,264,957)		11,264,957	11,264,957
TOTAL SHORT TERM INVESTMENTS
(Cost $11,331,490)			11,331,490

TOTAL INVESTMENTS (103.70%)
(Cost $241,846,433)			$308,737,417
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.70%)			(11,016,223)
NET ASSETS - 100.00%			$297,721,194

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. As of March 31, 2022 the total market value of securities on loan is $11,718,467. The loaned securities were secured with cash collateral of $11,264,957 and non-cash collateral with the value of $1,097,259. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.
(c)	Less than 0.005%.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF

Schedule of Investments

As of March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.78%)
Diversified Metals & Mining (6.12%)
Aclara Resources, Inc.(a)(b)	118,356	$69,112
Aurelia Metals, Ltd.(a)	21,915,653	8,035,761
Total Diversified Metals & Mining		8,104,873

Gold Mining (93.66%)
Argonaut Gold, Inc.(a)(b)	638,786	1,251,870
Bellevue Gold, Ltd.(a)	2,843,321	2,042,554
Capricorn Metals, Ltd.(a)	970,735	2,970,985
Centamin PLC	3,824,672	4,594,189
Coeur Mining, Inc.(a)	448,851	1,997,387
De Grey Mining, Ltd.(a)	5,129,857	4,452,868
Dundee Precious Metals, Inc.	677,684	4,043,933
Eldorado Gold Corp.(a)	573,821	6,426,024
Gold Road Resources, Ltd.	3,620,939	4,403,025
Greatland Gold PLC(a)(b)	29,534,207	5,237,662
Hochschild Mining PLC	889,568	1,503,959
K92 Mining, Inc.(a)	761,316	5,566,075
Koza Altin Isletmeleri AS(a)	236,929	2,314,102
McEwen Mining, Inc.(a)	1,760,467	1,481,785
New Gold, Inc.(a)(b)	1,176,126	2,135,589
OceanaGold Corp.(a)	929,342	2,059,175
Orla Mining, Ltd.(a)(b)	465,871	2,228,459
Osisko Mining, Inc.(a)(b)	758,866	2,422,010
Pan African Resources PLC	25,289,836	7,441,705
Perseus Mining, Ltd.	4,068,948	5,967,807
Ramelius Resources, Ltd.	3,389,621	3,652,499
Red 5, Ltd.(a)	9,676,180	2,715,262
Regis Resources, Ltd.	1,294,593	2,044,053
Resolute Mining, Ltd.(a)	20,152,633	4,976,480
Sabina Gold & Silver Corp.(a)	1,541,313	1,861,683
Seabridge Gold, Inc.(a)(b)	259,722	4,804,857
Silver Lake Resources, Ltd.(a)	1,462,619	2,353,132
Skeena Resources, Ltd.(a)	600,562	6,682,252
SolGold PLC(a)(b)	5,829,507	2,768,334
St Barbara, Ltd.	1,740,186	1,836,079
Torex Gold Resources, Inc.(a)(b)	349,802	4,392,986
Victoria Gold Corp.(a)	142,832	1,816,605
Wesdome Gold Mines, Ltd.(a)(b)	481,252	6,039,950
West African Resources, Ltd.(a)(b)	1,882,302	1,760,661
Westgold Resources, Ltd.	4,003,255	5,766,609
Total Gold Mining		124,012,605

TOTAL COMMON STOCKS
(Cost $129,992,523)		132,117,478

RIGHTS (0.00%)(c)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.00(d)	233,341	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.47%)
Money Market Fund (0.32%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class
(Cost $421,655)	0.04%	421,655	$421,655

Investments Purchased with Collateral from Securities Loaned (4.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%
(Cost $5,498,604)		5,498,604	5,498,604
TOTAL SHORT TERM INVESTMENTS
(Cost $5,920,259)			5,920,259

TOTAL INVESTMENTS (104.25%)
(Cost $135,912,782)			$138,037,737
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.25%)			(5,632,942)
NET ASSETS - 100.00%			$132,404,795

(a)	Non-income producing security.
(b)	The security, or a portion of the security position is currently on loan. As of March 31, 2022 the total market value of securities on loan is $7,401,646. The loaned securities were secured with cash collateral of $5,498,604 and non-cash collateral with the value of $2,285,994. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.
(c)	Less than 0.005%.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

Various inputs are used in determining the value of each Fund's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds' investments at March 31, 2022:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$297,405,927	$–	$–	$297,405,927
Rights*	–	–	–	–
Short Term Investments	11,331,490	–	–	11,331,490
Total	$308,737,417	$–	$–	$308,737,417

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$132,117,478	$–	$–	$132,117,478
Rights*	–	–	–	–
Short Term Investments	5,920,259	–	–	5,920,259
Total	$138,037,737	$–	$–	$138,037,737

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights	Total
Balance as of December 31, 2021	$-	$-
Accrued discount/premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of March 31, 2022	$-	$-
Net change in unrealized appreciation/(depreciation) included in the attributable to Level 3 investments held at March 31, 2022	$-	$-

There were no transfers out of or into level 3 during the period ended March 31, 2022.